Activities of Orange Bank - Fair value of financial liabilities (Details) - Operating segments [member] - Orange Bank, operating segment [member] - Financial liabilities at amortised cost, category [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (4,862)
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (4,862)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		€ (93)	€ (52)
Trade payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		(93)	(52)
Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		(4,660)	(4,364)
Debts [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		(4,660)	(4,364)
Financial liabilities, excluding derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		(308)	(170)
Financial liabilities, excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		(252)	€ (170)
Financial liabilities, excluding derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value		€ (56)